OTHER PAYABLES AND ACCRUED LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Financial liabilities
Payable for capital expenditures		¥ 6,832,365	¥ 5,694,632
Accrued interest		494,341	396,286
Payables withheld as guarantees and deposits		1,339,722	1,102,358
Dividends payable by subsidiaries to non-controlling shareholders		518,360	543,207
Consideration payable for investment projects		141,740	280,856
Current portion of payables for mining rights		372,824	210,325
Others		1,083,646	1,058,798
Financial liabilities included in other payables and accrued liabilities		10,782,998	9,286,462
Taxes other than income taxes payable		732,264	831,151
Accrued payroll and bonus		21,902	220,851
Staff welfare payables		258,448	391,824
Current portion of obligations in relation to early retirement schemes		414,904	516,536
Contribution payable for pension insurance		20,386	30,145
Output value added tax on pending		210,283	252,691
Others		999	37,492
Other payables and accrued liabilities, excluded financial liabilities		1,659,186	2,280,690
Total accruals and deferred income classified as current	$ 1,787,208	12,442,184	11,567,152
USD
Financial liabilities
Total accruals and deferred income classified as current		¥ 825,000	240,000
HKD
Financial liabilities
Total accruals and deferred income classified as current	$ 250		¥ 270